Other current and non-current financial liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Break Down Other Current and Non Current Financial Liabilities Explanatory
The following table provides a breakdown for other non-current financial liabilities.

(€ thousands)	At June 30, 2022	At December 31, 2021
Written put options on non-controlling interests	187,326	159,411
Other	35	7,976
Other non-current financial liabilities	187,361	167,387
Warrant liabilities	28,639	33,984
Other current financial liabilities	28,639	33,984
Total	216,000	201,371

The following table provides a breakdown for other current and non-current financial liabilities:

(Euro thousands)	At December 31,
	2021	2020
Written put options on non-controlling interests	159,411	196,783
Cash-settled share-based payments	—	16,120
Bonds	—	4,287
Other	7,976	3,778
Other non-current financial liabilities	167,387	220,968
Warrant liabilities	33,984	—
Other current financial liabilities	33,984	—
Total	201,371	220,968